Financial instruments - Fair values and risk management - Narrative (Details) € in Millions	2 Months Ended	12 Months Ended
	Aug. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) interestRateSwap	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 12, 2025 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 146,529,000		$ 38,869,000	$ 429,370,000		$ 179,929,000
Number of interest rate swaps | interestRateSwap		4
Percent of floating interest rates hedged		2.00%	2.00%	6.00%
Amount reclassified from hedging reserve		$ 0
Golden Ocean Group Limited
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents						$ 80,064,000
Interest rate swaps | Golden Ocean Group Limited
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	$ 550,000,000
Financial assets recognised as of acquisition date						$ 23,100,000
Proceeds from settlement of derivative financial assets	$ 18,900,000
Secured FSO loan 161.1M
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions		161,100,000
$41.8 million Senior Secured Credit Facility
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions		41,800,000
€151.2 million Senior Secured Credit Facility
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions | €			€ 151.2
€154.7 million Sustainability-linked Senior Secured Credit Facility
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions | €			154.7
€77.9 million Senior Secured Credit Facility
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions | €			77.9
$152.0 million Senior Secured Credit Facility
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions		152,000,000.0
$280.0 million Senior Secured Credit Facility
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions		280,000,000.0
$224.0 million Senior Secured Credit Facility
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions		224,000,000.0
$26.3 million Senior Secured Credit Facility
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions		26,300,000
$2 billion Senior Secured Credit Facility
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions		2,000,000,000
$105.1 million Senior Secured Credit Facility
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions		105,100,000
$57.5 million Senior Secured Credit Facility
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions		57,500,000
$68 million Senior Secured Credit Facility
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions		68,000,000
$153.8 million Leasing Facility – Cedar & Cypres
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions		153,800,000
$41.4 million Leasing Facility – CMA CGM Etosha
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions		41,400,000
$45.0 million Leasing Facility – CMA CGM Zingaro
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions		45,000,000.0
$40.0 million Leasing Facility – Bochem Santos
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions		40,000,000.0
$40.0 million Leasing Facility – Bochem Callao
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions		40,000,000.0
$594.9 million Leasing Facility
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Provision of guarantees or collateral by entity, related party transactions		594,900,000
$118.8 million Leasing Facility
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions		118,800,000
$115.2 million Leasing Facility
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Provision of guarantees or collateral by entity, related party transactions		115,200,000
$156.4 million Leasing Facility
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Provision of guarantees or collateral by entity, related party transactions		156,400,000
$99.9 million Leasing Facility
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions		99,900,000
$96.4 million Leasing Facility
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions		96,400,000
$354.6 million Leasing Facility
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions		354,600,000
$196.0 million Leasing Facility
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions		196,000,000.0
$102.4 million Leasing Facility
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Provision of guarantees or collateral by entity, related party transactions		102,400,000
$564.6 million Leasing Facility
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions		451,200,000
$186.8 million Leasing Facility
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions		186,800,000
€1.6 million Senior Secured Credit Facility – TSM Windcat 54 (BRED)
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions | €			1.6
€1.6 million Senior Secured Credit Facility – TSM Windcat 54 (CIC)
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions | €			1.6
€3.5 million Senior Secured Credit Facility – TSM Windcat 56
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions | €			3.5
€2.8 million Senior Secured Credit Facility – TSM Windcat 59 (BPI)
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions | €			2.8
€2.8 million Senior Secured Credit Facility – TSM Windcat 59 (CIC)
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions | €			€ 2.8
Interest rate swaps | SOFR
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount		92,700,000
Credit risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		146,500,000		$ 38,900,000
Market risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, reasonably possible change in risk variable, amount		$ 1,000		$ 1,000	$ 1,000
Interest rate risk | VARIABLE RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, reasonably possible change in risk variable, percent		0.50%	0.50%
Fx rate risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage		4.80%		29.60%	18.60%
Sensitivity analysis, reasonably possible change in risk variable, percent		10.00%	10.00%
Fx rate risk | Malaysia, Ringgits
Disclosure of detailed information about financial instruments [line items]
Foreign exchange gain		$ 4,800,000
Customer one | Customer concentration risk | Trade and other receivables | Credit risk
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Concentration risk percentage		3.10%		0.40%
Two customers | Marine
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		10.00%	10.00%	8.00%
TI Pool | Customer concentration risk | Trade and other receivables | Credit risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage		12.66%		23.98%